Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (1,544)	$ 109	$ (978)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(94)	(17)	(57)
Comprehensive (loss) income	(1,638)	92	(1,035)
Comprehensive loss (income) attributable to non-controlling interest	20	(2)	19
Comprehensive (loss) income attributable to Highway Holdings Limited’s shareholders	$ (1,618)	$ 90	$ (1,016)